EARNINGS PER SHARE - Narrative (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Number of Shares Purchased (in shares)	146,650
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Private Placement Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	26,150,000